Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Grants	926,085	970,557
Other Liabilities	315,974	293,187
Grants and other non-current liabilities	1,242,059	1,263,744